Tax credit and other receivables/Other payables - Summary Of Information About Offset Of Unrecognized Tax Losses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	€ 262,725	€ 182,567
2015
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	47	47
2016
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	439	439
2017
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	56	56
2018
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	1,579	1,579
2019
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	3,318	3,318
2020
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	9,025	9,025
2021
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	122,456	122,456
2022
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	3,167	3,167
2023
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	41,962	€ 42,480
2024
Disclosure Of Detailed Information Of Tax losses [Line Items]
Unrecognized tax losses	€ 80,676